Fair Value of Financial Instruments - Schedule of Plan's Assets Subject to Recurring Fair Value Measurements (Details) - EBP 002 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Financial instruments, at fair value	$ 2,975,548,042	$ 2,792,943,297
U.S. Money Market Fund
EBP, Investment, Fair Value and NAV [Line Items]
Financial instruments, at fair value	143,004	563,134
Commingled Trust Funds U.S.
EBP, Investment, Fair Value and NAV [Line Items]
Financial instruments, at fair value	878,739,310	806,333,673
Commingled Trust Funds International
EBP, Investment, Fair Value and NAV [Line Items]
Financial instruments, at fair value	49,719,740	32,997,272
U.S. Mutual Funds Equity
EBP, Investment, Fair Value and NAV [Line Items]
Financial instruments, at fair value	58,118,174	62,723,278
U.S. Mutual Funds Fixed Income
EBP, Investment, Fair Value and NAV [Line Items]
Financial instruments, at fair value	31,024,906	30,068,706
U.S. Mutual Funds Asset Allocation
EBP, Investment, Fair Value and NAV [Line Items]
Financial instruments, at fair value	629,996,106	528,892,484
PACCAR Inc Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
Financial instruments, at fair value	1,327,806,802	1,331,364,750
Fair Value Hierarchy Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Financial instruments, at fair value	2,047,088,992	1,953,612,352
Fair Value Hierarchy Level 1 | U.S. Money Market Fund
EBP, Investment, Fair Value and NAV [Line Items]
Financial instruments, at fair value	143,004	563,134
Fair Value Hierarchy Level 1 | U.S. Mutual Funds Equity
EBP, Investment, Fair Value and NAV [Line Items]
Financial instruments, at fair value	58,118,174	62,723,278
Fair Value Hierarchy Level 1 | U.S. Mutual Funds Fixed Income
EBP, Investment, Fair Value and NAV [Line Items]
Financial instruments, at fair value	31,024,906	30,068,706
Fair Value Hierarchy Level 1 | U.S. Mutual Funds Asset Allocation
EBP, Investment, Fair Value and NAV [Line Items]
Financial instruments, at fair value	629,996,106	528,892,484
Fair Value Hierarchy Level 1 | PACCAR Inc Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
Financial instruments, at fair value	1,327,806,802	1,331,364,750
Measured at NAV
EBP, Investment, Fair Value and NAV [Line Items]
Financial instruments, at fair value	928,459,050	839,330,945
Measured at NAV | Commingled Trust Funds U.S.
EBP, Investment, Fair Value and NAV [Line Items]
Financial instruments, at fair value	878,739,310	806,333,673
Measured at NAV | Commingled Trust Funds International
EBP, Investment, Fair Value and NAV [Line Items]
Financial instruments, at fair value	$ 49,719,740	$ 32,997,272